Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 2,974	$ 0
Work in process	50	0
Finished goods	2,154	0
Total inventories	$ 5,178	$ 0